Employee benefits	12 Months Ended
Dec. 31, 2022
Employee benefits
Employee benefits

Note 17    Employee benefits

17.1Provisions for employee benefits

	As of	As of
	December 31,	December 31,
Classes of benefits and expenses by employee	2022	2021
	ThUS$	ThUS$
Current
Profit sharing and bonuses	2,270	1,383
Performance bonus and operational	33,106	25,392
Total	35,376	26,775
Non-current
Profit sharing and bonuses	8,973	—
Severance indemnity payments	34,899	27,099
Total	43,872	27,099

17.2Policies on defined benefit plan

This policy is applied to all benefits received for services provided by the Company’s employees. This is divided as follows:

a)	Short-term benefits for active employees are represented by salaries, social welfare benefits, paid time off, sickness and other types of leave, profit sharing and incentives and non-monetary benefits; e.g., healthcare service, housing, subsidized or free goods or services. These will be paid in a term which does not exceed twelve months. The Company maintains incentive programs for its employees, which are calculated based on the net result at the close of each period by applying a factor obtained from an evaluation based on their personal performance, the Company’s performance and other short-term and long-term indicators.
b)	Staff severance indemnities are agreed and payable based on the final salary, calculated in accordance with each year of service to the Company, with certain maximum limits in respect of either the number of years or in monetary terms. In general, this benefit is payable when the employee or worker ceases to provide his/her services to the Company and there are a number of different circumstances through which a person can be eligible for it, as indicated in the respective agreements; e.g. retirement, dismissal, voluntary retirement, incapacity or disability, death, etc. See Note 17.3.
c)	Obligations after employee retirement, described in Note 17.4.
d)	Retention bonuses for a group of Company executives, described in Note 17.6.

17.3   Other long-term benefits

The actuarial assessment method has been used to calculate the Company’s obligations with respect to staff severance indemnities, which relate to defined benefit plans consisting of days of remuneration per year served at the time of retirement under conditions agreed in the respective agreements established between the Company and its employees.

Under this benefit plan, the Company retains the obligation to pay staff severance indemnities related to retirement, without establishing a separate fund with specific assets, which is referred to as not funded.

Benefit payment conditions

The staff severance indemnity benefit relates to remuneration days for years worked for the Company without a limit being imposed in regard of amount of salary or years of service. It applies when employees cease to work for the Company because they are made redundant or in the event of their death. This benefit is applicable up to a maximum age of 65 for men and 60 for women, which are the usual retirement ages according to the Chilean pensions system as established in Decree Law 3,500 of 1980.

Methodology

The determination of the defined benefit obligation is made under the requirements of IAS 19 “Employee benefits”.

17.4Post-employment benefit obligations

Our subsidiary SQM NA, together with its employees established a pension plan until 2002 called the “SQM North America Retirement Income Plan”. This obligation is calculated measuring the expected future forecast staff severance indemnity obligation using a net salary gradual rate of restatements for inflation, mortality and turnover assumptions, discounting the resulting amounts at present value using the interest rate defined by the authorities.

Since 2003, SQM NA offers benefits related to pension plans based on the 401-K system to its employees, which do not generate obligations for the Company.

A settlement was reflected in the last quarter of 2022 for the purchase of annuities by the pension plan for all inactive participants.

	As of	As of	As of
	December 31,	December 31,	December 31,
Reconciliation Changes in the benefit obligation	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Opening balance	9,550	9,864	9,586
Current cost of service	—	—	—
Interest cost	255	240	280
Actuarial gains loss	(1,357)	(135)	506
Settlement	(7,739)
Benefits paid	(430)	(419)	(508)
Total benefit obligation (A)	279	9,550	9,864

	As of	As of	As of
Reconciliation	December 31,	December 31,	December 31,
Changes in plan assets	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Fair value of plan assets at the start of the year	13,497	12,888	8,754
Real return (loss) in the plan assets	(346)	1,028	4,642
Benefits paid	(430)	(419)	(508)
Settlement	(7,739)	—	—
Fair value of plan assets at the end of the year	4,982	13,497	12,888
Non-current-assets	4,703	3,947	3,025
Elements not yet recognized as components of the cost of periodic net pensions:
Net actuarial loss at the beginning of the year	1,039	192	(3,634)
Amortization during the year	—	—	326
Settlement	(1,627)	—	—
Gain	647	847	3,500
Adjustment to recognize the minimum pension obligation	59	1,039	192

	For the	For the	For the
	year ended	year ended	year ended
Cost of service or benefits received during the year	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Financial cost	255	240	280
Real loss in plan assets	(363)	(316)	(637)
Settlement	(1,627)	—	—
Amortization of prior year losses	—	—	326
Net periodic pension expenses	(1,735)	(76)	(31)

17.5Staff severance indemnities

As of December 31, 2022, and 2021, severance indemnities calculated at the actuarial value are as follows:

	As of	As of	As of
	December 31,	December 31,	December 31,
Staff severance indemnities	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Opening balance	(27,099)	(32,199)	(27,814)
Current cost of service	(4,204)	(4,978)	(3,804)
Interest cost	(1,928)	(1,303)	(1,486)
Actuarial gain loss	(5,305)	3,999	(2,826)
Exchange rate difference	551	4,971	(1,513)
Benefits paid during the year	3,086	2,411	5,244
Total	(34,899)	(27,099)	(32,199)

(a)Actuarial assumptions

The liability recorded for staff severance indemnity is valued at the actuarial value method, using the following actuarial assumptions:

	As of	As of	As of
	December 31,	December 31,	December 31,
Actuarial assumptions	2022	2021	2020	Annual/Years
Mortality rate	RV - 2014	RV - 2014	RV - 2014
Actual annual interest rate	5.12%	5.67%	3.65%
Voluntary retirement rate:
Men	6.49%	6.49%	6.49%	Annual
Women	6.49%	6.49%	6.49%	Annual
Salary increase	3.00%	3.00%	3.00%	Annual
Retirement age:
Men	65	65	65	Years
Women	60	60	60	Years

(b)Sensitivity analysis of assumptions

As of December 31, 2022, 2021 and 2020, the Company has conducted a sensitivity analysis of the main assumptions of the actuarial calculation, determining the following:

	Effect + 100 basis	Effect - 100 basis
Sensitivity analysis as of December 31, 2022	points	points
	ThUS$	ThUS$
Discount rate	(2,090)	2,352
Employee turnover rate	(274)	307

	Effect + 100 basis	Effect - 100 basis
Sensitivity analysis as of December 31, 2021	points	points
	ThUS$	ThUS$
Discount rate	(1,614)	1,817
Employee turnover rate	(212)	237

	Effect + 100 basis	Effect - 100 basis
Sensitivity analysis as of December 31, 2020	points	points
	ThUS$	ThUS$
Discount rate	(1,985)	2,234
Employee turnover rate	(261)	291

Sensitivity relates to an increase/decrease of 100 basis points.

17.6Executive compensation plan

The Company currently has a compensation plan with the purpose of motivating the Company’s executives and encouraging them to remain with the Company. There are two compensation plans in effect as of December 31, 2022:

I)	Share-based compensation plan

Plan established for the 2017-2022 period for granting payments based on the change in the price of company shares. The benefit program includes a partial payment in shares where a contract is terminated for causes different from resignation and the application of Article 160 of the Labor Code.

(a)	Plan characteristics

This compensation plan is related to the Company’s performance through the SQM Series B share price (Santiago Stock Exchange).

(b)	Plan participants and payment dates

The compensation plan considers 29 Company’s executives, who are entitled to this benefit, provided that they stay with the Company until a given date, recognizing on an accrual basis: i) a 2021 bonus, which will be made effective by paying 146,708 shares distributed between the four quarters of 2021, and ii) a 2022 bonus for 42,032 shares, which will be made effective the first quarter of 2023.

(c)	Compensation

The compensation payable to each executive is calculated by multiplying:

i)	the average price of the series B shares on the Santiago Stock Exchange during the fourth quarter of 2020, in its US dollar equivalent (with a value of US$ 41.93 per share).
ii)	the average price of SQM’s series B shares during the final quarter of 2022, subject to a limit of US$ 54 per share.
iii)	by a number equal to the quantity of shares that have been individually assigned to each executive included in the plan.

The current compensation plan was approved by the Board and includes 188,740 shares. The effects on the statement of results correspond to a charge of ThUS$ 2,251, ThUS$ 5,978 and ThUS$ 875 on the result for the periods ending on December 31, 2022, 2021 and 2020. 188,740 shares were paid out up to December 31, 2022.

II)	Financial target compensation plan

(a)	Plan characteristics

This is a cash compensation plan linked to the Company’s attainment of specific financial targets.

(b)	Plan participants and payment dates

A total of 42 Company executives are entitled to this benefit, provided they remain with the Company until year end of 2025.  The payment dates, where relevant, will be during the first quarter of 2026.

This compensation plan was approved by the Board and was first applied on January 1, 2022. Expenditure for the period corresponds to ThUS$8,495 as of December 31, 2022.